Business Combination (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Aug. 31, 2022	Aug. 31, 2021	Jan. 31, 2021
Jiangxi Leti Camp Education Technology Co., Ltd. (“Leti”) [Member]
Business Combination (Details) [Line Items]
Equity interest			60.00%
Jiangxi Leti Camp Education Technology Co., Ltd. (“Leti”) [Member]
Business Combination (Details) [Line Items]
Total amount			¥ 26,026
Unpaid amount		¥ 26,026
Unpaid years		3 years 3 months
Cash consideration	¥ 7,500
Goodwill	20,874
Intangible assets	9,000
Non-controlling interests	¥ 18,012